Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule of Parent Company Statements of Cash Flows [Line Items]
Net cash used in operating activities	$ (120,882)	$ (6,740)
Net cash used in investing activities	(2,573,000)	(3,000)
Net cash provided by financing activities	$ 3,035,285	$ 30,000